Disposition of OCEN and Radipolis, and Transaction with UH II - UH II (Details) $ in Thousands, $ in Millions	Apr. 13, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of subsidiaries [line items]
Investments in associates and joint ventures		$ 26,704,235	$ 22,813,531	$ 9,762,432
UH II.
Disclosure of subsidiaries [line items]
Investments in associates and joint ventures		$ 25,721,539	$ 21,424,180
Company's ownership interest	45.00%
UH I I
Disclosure of subsidiaries [line items]
Investments in associates and joint ventures	$ 4,500
Cash consideration of investments accounted for using equity method	3,000
Common shares | UH I I
Disclosure of subsidiaries [line items]
Value in common stocks	750
Preference shares | UH I I
Disclosure of subsidiaries [line items]
Value in common stocks	$ 750
Preferred stock dividend percentage	5.50%